SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss	$ 6,808,826	$ 3,755,008
Accrued expenses and other	385,801	42,330
Lease liability	61,380	127,427
Stock-based compensation	6,110,942	718,425
Fixed assets	33,834
Other	30,823
Capitalized research and development expenditures	2,944,801	2,589,105
Research and development credits	234,478	317,455
Total deferred tax assets	16,610,885	7,549,750
Valuation allowance	(16,551,169)	(7,426,952)	$ (4,175,241)
Deferred tax assets	59,716	122,798
Deferred tax liabilities:
Right of use asset	(59,716)	(122,798)
Total deferred tax liabilities	(59,716)	(122,798)
Net deferred tax assets